PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Defined Benefit Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost	$ 1,096	$ 1,237	$ 1,122
Administration expenses	422	611	507
Net interest expense	621	920	1,182
Net costs recognized in the statement of consolidated earnings	2,139	2,768	2,811
Pension Plans
Disclosure of defined benefit plans [line items]
Current service cost	1,036	1,193	1,076
Administration expenses	422	611	507
Net interest expense	515	814	1,071
Net costs recognized in the statement of consolidated earnings	1,973	2,618	2,654
Other plans
Disclosure of defined benefit plans [line items]
Current service cost	60	44	46
Administration expenses	0	0	0
Net interest expense	106	106	111
Net costs recognized in the statement of consolidated earnings	$ 166	$ 150	$ 157